Note Fair value measurement (Quantitative inputs level 3) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets, Fair Value Disclosure [Abstract]
Trading Securities		$ 71,659	$ 138,527
Servicing Asset At Fair Value Amount		211,405	148,694	$ 161,099
Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Trading Securities		71,659	138,527
Servicing Asset At Fair Value Amount		211,405	148,694
Liabilities, Fair Value Disclosure [Abstract]
Contingent consideration		(120,380)	(133,634)
Fair Value, Measurements, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Loans Receivable, Fair Value Disclosure	[1]	67,915	71,750	25,673
Real Estate Acquired Through Foreclosure	[2]	67,268	93,130	87,581
Other Foreclosed Assets	[2]	$ 75	$ 1,368	$ 638
Contingent consideration
Fair Value Inputs Quantitative Information [Abstract]
Discount Rate		7.64%	6.75%
Contingent consideration | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Contingent consideration		$ (119,745)
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques		Discounted cash flow model
Unobservable Inputs		Credit loss rate on covered loans / Risk premium component of discount rate
Contingent consideration | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Risk Premium | Maximum
Fair Value Inputs Quantitative Information [Abstract]
Credit Loss Rate		100.00%
Contingent consideration | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Risk Premium | Minimum
Fair Value Inputs Quantitative Information [Abstract]
Credit Loss Rate		0.00%
Contingent consideration | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Risk Premium | Weighted Average
Fair Value Inputs Quantitative Information [Abstract]
Discount Rate		6.00%
Credit Loss Rate		3.40%
Mortgage Servicing Rights | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Servicing Asset At Fair Value Amount		$ 211,405
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques		Discounted cash flow model
Unobservable Inputs		Prepayment speed / Weighted average life / Discount rate
Mortgage Servicing Rights | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Maximum
Fair Value Inputs Quantitative Information [Abstract]
Prepayment speed		22.10%
Weighted average life (in years)		17 years 5 months
Discount Rate		15.00%
Mortgage Servicing Rights | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Minimum
Fair Value Inputs Quantitative Information [Abstract]
Prepayment speed		0.20%
Weighted average life (in years)		1 month
Discount Rate		9.50%
Mortgage Servicing Rights | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Weighted Average
Fair Value Inputs Quantitative Information [Abstract]
Prepayment speed		6.50%
Weighted average life (in years)		6 years 8 months
Discount Rate		11.30%
Loan | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Loans Receivable, Fair Value Disclosure	[3]	$ 67,870
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques		External appraisal
Unobservable Inputs		Haircut applied on external appraisals
Loan | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring | Maximum
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal		40.00%
Loan | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring | Minimum
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal		38.50%
Loan | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring | Weighted Average
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal		40.00%
Other real estate owned | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Real Estate Acquired Through Foreclosure	[4]	$ 61,576
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques		External appraisal
Unobservable Inputs		Haircut applied on external appraisals
Other real estate owned | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring | Maximum
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal		50.00%
Other real estate owned | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring | Minimum
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal		15.00%
Other real estate owned | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring | Weighted Average
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal		23.30%
Other foreclosed assets | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Other Foreclosed Assets	[5]	$ 75
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques		External appraisal
Unobservable Inputs		Haircut applied on external appraisals
Other foreclosed assets | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Nonrecurring | Weighted Average
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal		1.00%
Collateralized Mortgage Obligations | Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Trading Securities		$ 2,054	$ 1,636
Collateralized Mortgage Obligations | Trading account securities | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Trading Securities		$ 1,831
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques		Discounted cash flow model
Unobservable Inputs		Weighted average life / Yield / Constant prepayment rate
Collateralized Mortgage Obligations | Trading account securities | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Maximum
Fair Value Inputs Quantitative Information [Abstract]
Weighted Average Life		4 years 8 months
Yield		4.70%
Constant Prepayment Rate		23.80%
Collateralized Mortgage Obligations | Trading account securities | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Minimum
Fair Value Inputs Quantitative Information [Abstract]
Weighted Average Life		5 months
Yield		1.10%
Constant Prepayment Rate		18.00%
Collateralized Mortgage Obligations | Trading account securities | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Weighted Average
Fair Value Inputs Quantitative Information [Abstract]
Weighted Average Life		2 years 11 months
Yield		3.80%
Constant Prepayment Rate		20.90%
Other | Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Trading Securities		$ 13,860	$ 18,245
Other | Trading account securities | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Trading Securities		$ 687
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques		Discounted cash flow model
Unobservable Inputs		Weighted average life / Yield / Constant prepayment rate
Other | Trading account securities | Fair Value Inputs Level 3 Internal Valuation Technique | Fair Value, Measurements, Recurring | Weighted Average
Fair Value Inputs Quantitative Information [Abstract]
Weighted Average Life		5 years 5 months
Yield		12.10%
Constant Prepayment Rate		10.80%

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35 . Costs to sell are excluded from the reported fair value amount .
[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value . Costs to sell are excluded from the reported fair value amount.
[3]	Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[4]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.
[5]	Other foreclosed assets in which haircuts were not applied to external appraisals were excluded from this table.